Financial Assets at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through profit or loss [Abstract]
Financial Assets at Fair Value through Profit or Loss
Financial assets at fair value through profit or loss as of December 31, 2019 and 2020 are as follows:

		2019		2020
		Current	Non-current	Current	Non-current
		In millions of won
Financial assets at fair value through profit or loss
Beneficiary Certificate	￦	894	160,952	1,313	155,122
Cooperative		—	5,155	—	5,692
Other(*)		130,491	244,857	1,194,788	312,401

		131,385	410,964	1,196,101	473,215

Financial assets designated as at fair value through profit or loss
Debt with embedded derivatives		—	150,916	—	212,066
Other		—	53,996	—	—

		—	204,912	—	212,066

	￦	131,385	615,876	1,196,101	685,281

(*)	‘Other’ includes MMT, etc.

Gains (losses) on financial assets at fair value through profit or loss
Details of income (loss) from financial assets at fair value through profit or loss for the years ended December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Beneficiary Certificate	￦	12,458	6,127
Cooperative		76	645
Debt with embedded derivatives		2,697	3,598
Other		17,002	30,329

	￦	32,233	40,699